UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22707

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 32.3%
BANKS 12.0%
Ally Financial, 8.50%, Series A	81,647	$2,117,107
Bank of America Corp., 6.50%, Series Y(a)	100,000	2,542,000
Citigroup, 6.875%, Series K(a)	222,375	5,930,741
Citigroup Capital XIII, 7.875%, due 10/30/40	119,187	3,061,914
Farm Credit Bank of Texas, 6.75%, 144A(b)	67,500	7,066,406
Fifth Third Bancorp, 6.625%, Series I(a)	228,046	6,214,254
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)(a)	645,475	16,478,977
HSBC USA, 3.50%, Series F (FRN)(a)	872,801	18,747,765
HSBC USA, 4.00%, Series G (FRN)(a)	278,498	6,282,915
PrivateBancorp, 7.125%, due 10/30/42(a)	200,100	5,346,672
Regions Financial Corp., 6.375%, Series B(a)	245,990	6,403,120
Zions Bancorp, 7.90%, Series F(a)	144,694	3,912,526
Zions Bancorp, 6.30%, Series G(a)	80,078	2,091,637
		86,196,034
BANKS—FOREIGN 0.5%
Barclays Bank PLC, 8.125%, Series V (United Kingdom)(a)	50,000	1,293,500
RBS Capital Funding Trust VII, 6.08%, Series G (United Kingdom)(a)	108,518	2,653,265
		3,946,765
FINANCE—INVESTMENT BANKER/BROKER 4.2%
Morgan Stanley, 6.875%(a)	603,012	16,118,511
Morgan Stanley, 4.00%, Series A (FRN)(a)	246,641	4,918,022
Morgan Stanley, 6.375%, Series I(a)	351,430	8,940,379
		29,976,912
INDUSTRIALS—CHEMICALS 2.6%
CHS, 6.75%(a)	333,191	8,632,979
CHS, 7.10%, Series II(a)	376,854	10,009,242
		18,642,221
INSURANCE 5.3%
LIFE/HEALTH INSURANCE 1.8%
MetLife, 4.00%, Series A (FRN)(a)	526,431	12,692,252

LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Aegon NV, 4.00%, Series I (FRN) (Netherlands)	159,074	3,840,046

MULTI-LINE 1.0%
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	240,000	7,332,000

	Number of Shares	Value
REINSURANCE 1.1%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	287,951	$7,973,363

REINSURANCE—FOREIGN 0.9%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(a)	140,023	3,550,983
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)(a)	105,099	2,745,186
		6,296,169
TOTAL INSURANCE		38,133,830

PIPELINES 0.3%
NuStar Logistics LP, 7.625%, due 1/15/43(a)	87,632	2,172,397

REAL ESTATE 5.5%
DIVERSIFIED 3.3%
Colony Financial, 8.50%, Series A(a)	240,000	6,132,000
NorthStar Realty Finance Corp., 8.50%, Series D(a)	134,475	3,227,400
Retail Properties of America, 7.00%(a)	99,400	2,544,640
Urstadt Biddle Properties, 7.125%, Series F(a)	128,484	3,379,129
VEREIT, 6.70%, Series F	327,627	7,928,573
		23,211,742
HOTEL 1.1%
Summit Hotel Properties, 7.125%(c)	115,500	2,887,500
Summit Hotel Properties, 7.875%, Series B(c)	186,650	4,852,900
		7,740,400
OFFICE 0.3%
Corporate Office Properties Trust, 7.375%, Series L(a)	90,866	2,317,083

RESIDENTIAL 0.8%
APARTMENT 0.5%
American Homes 4 Rent, 5.00%, Series A	133,435	3,315,860

MANUFACTURED HOME 0.3%
Sun Communities, 7.125%, Series A(a)	100,000	2,574,000
TOTAL RESIDENTIAL		5,889,860
TOTAL REAL ESTATE		39,159,085

TRANSPORT—MARINE—FOREIGN 0.6%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)(a)	72,311	1,790,420
Seaspan Corp., 9.50%, Series C (Hong Kong)(a)	102,108	2,590,480
		4,380,900
UTILITIES 1.3%
SCE Trust III, 5.75%(a)	135,150	3,640,941

	Number of Shares	Value
SCE Trust IV, 5.375%, Series J	216,000	$5,562,000
		9,202,941
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$226,316,507)		231,811,085

PREFERRED SECURITIES—CAPITAL SECURITIES 103.2%
BANKS 31.7%
AgriBank FCB, 6.875%(a)	65,000	6,841,250
Ally Financial, 7.00%, Series G, 144A(b)	8,002	8,067,267
BAC Capital Trust XIV, 4.00%, Series G, (FRN)	16,930,000	13,014,937
Bank of America Corp., 6.10%, Series AA	1,416,000	1,382,370
Bank of America Corp., 8.125%, Series M	9,500,000	9,939,375
Bank of America Corp., 6.50%, Series Z	18,632,000	19,027,930
Citigroup, 5.875%, Series O	7,750,000	7,624,062
Citigroup, 5.95%, Series Q	6,000,000	5,923,380
Citizens Financial Group, 5.50%, 144A(b)	2,854,000	2,789,785
CoBank ACB, 6.25%, 144A(a),(b)	117,000	12,153,375
CoBank ACB, 6.125%, Series G(a)	32,250	3,131,275
Goldman Sachs Capital II, 4.00%, (FRN)	24,567,000	17,811,075
Goldman Sachs Group/The, 5.375%, Series M(a)	4,080,000	3,990,750
JPMorgan Chase & Co., 7.90%, Series I(a)	1,450,000	1,508,000
JPMorgan Chase & Co., 6.75%, Series S(a)	12,400,000	12,927,000
JPMorgan Chase & Co., 5.30%, Series Z(a)	7,000,000	6,895,000
Mellon Capital IV, 4.00%, Series 1 (FRN)	20,115,000	15,890,850
US Bancorp, 3.50%, Series A, (FRN)(a)	34,051	27,088,422
USB Capital IX, 3.50%, (FRN)	8,878,000	7,235,570
Wachovia Capital Trust III, 5.57%, (FRN)	5,000,000	4,906,500
Wells Fargo & Co., 7.98%, Series K	17,700,000	18,717,750
Wells Fargo & Co., 5.875%, Series U	10,000,000	10,250,000
Zions Bancorporation, 7.20%, Series J	5,490,000	5,881,163
Zions Bancorporation, 5.65%, due 11/15/23	4,250,000	4,409,375
		227,406,461
BANKS—FOREIGN 29.2%
ABN AMRO Bank NV, 5.75% (EUR) (Netherlands)	6,900,000	7,513,628
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(a),(b)	1,161,000	1,316,773
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(a)	5,400,000	5,720,625
Bank of Ireland, 7.375% (EUR) (Ireland)	4,200,000	4,728,276
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	4,800,000	5,388,000
Barclays PLC, 7.875% (GBP) (United Kingdom)	2,200,000	3,274,554
Barclays PLC, 8.00% (EUR) (United Kingdom)(a)	2,700,000	3,195,931

	Number of Shares	Value
Barclays PLC, 8.25% (United Kingdom)	7,695,000	$8,035,481
BNP Paribas, 7.195%, 144A (France)(a),(b)	8,900,000	10,346,250
BNP Paribas, 7.375%, 144A (France)(a),(b)	7,600,000	7,657,000
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(b)	4,500,000	4,857,188
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(b)	5,863,000	6,122,584
Deutsche Bank AG, 7.50% (Germany)	2,700,000	2,575,124
Deutsche Bank Capital Trust IV, 4.589% (Germany)	6,000,000	5,968,440
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(b)	6,530,280	8,171,013
HBOS Capital Funding LP, 6.85% (United Kingdom)	6,350,000	6,406,706
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(b)	5,395,000	8,132,962
HSBC Holdings PLC, 6.00% (EUR) (United Kingdom)	2,800,000	3,072,480
HSBC Holdings PLC, 6.375% (United Kingdom)	10,900,000	10,423,125
Intesa Sanpaolo SpA, 7.70%, 144A (Italy)(b)	3,000,000	2,934,111
Lloyds Banking Group PLC, 7.50% (United Kingdom)	13,650,000	13,969,410
Nationwide Building Society, 10.25% (GBP) (United Kingdom)(a)	7,080,000	13,796,108
Rabobank Nederland, 8.40% (Netherlands)(a)	7,500,000	8,005,035
Rabobank Nederland, 11.00%, 144A (Netherlands)(b)	5,000,000	6,166,250
Royal Bank of Scotland Group PLC, 7.50% (United Kingdom)	6,800,000	6,802,108
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	8,427,000	10,533,750
Royal Bank of Scotland Group PLC, 8.00% (United Kingdom)	2,400,000	2,424,000
Santander UK Group Holdings PLC, 7.375% (GBP) (United Kingdom)	3,400,000	5,135,247
Societe Generale SA, 8.875% (GBP) (France)(a)	1,750,000	2,925,279
Standard Chartered PLC, 6.50%, 144A (United Kingdom)(b)	3,400,000	3,173,625
UBS AG, 7.625%, due 8/17/22 (Switzerland)	6,700,000	7,718,768
UBS Group AG, 6.875% (Switzerland)	4,100,000	3,962,773
UBS Group AG, 7.00% (Switzerland)(a)	4,000,000	4,085,000
UBS Group AG, 7.125% (Switzerland)(a)	4,900,000	5,043,938
		209,581,542
FINANCE—DIVERSIFIED FINANCIAL SERVICES 6.5%
Depository Trust & Clearing Corp/The, 4.875%, Series C, 144A(b)	4,750,000	4,738,125
General Electric Capital Corp., 7.125%, Series A(d)	32,200,000	37,231,250
State Street Corp., 5.25%, Series F	4,802,000	4,826,010
		$46,795,385

	Number of Shares	Value
INSURANCE 29.9%
LIFE/HEALTH INSURANCE 5.5%
MetLife, 5.25%, Series C	9,877,000	9,802,922
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(b)	8,800,000	10,824,000
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b)	6,300,000	8,709,750
Principal Financial Group, 4.70%, due 5/15/55	5,300,000	5,273,500
Prudential Financial, 5.375%, due 5/15/45	5,082,000	5,050,238
		39,660,410
LIFE/HEALTH INSURANCE—FOREIGN 8.7%
Aegon NV, 2.619%, ($100 Par Value) (FRN) (Netherlands)(a)	20,985,000	16,766,784
CNP Assurances, 3.167%, (FRN) (EUR)(France)(a)	5,000,000	4,888,623
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)(b)	6,900,000	7,158,750
La Mondiale Vie, 7.625% (France)(a)	13,250,000	14,299,255
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)(b)	8,200,000	8,487,000
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)(b)	9,800,000	11,025,000
		62,625,412
MULTI-LINE 1.7%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	6,750,000	8,943,750
Nationwide Mutual Insurance Co., 2.627%, due 12/15/24, 144A(b)	3,125,000	3,062,906
		12,006,656
MULTI-LINE—FOREIGN 3.7%
Aviva PLC, 8.25% (United Kingdom)(a)	6,600,000	7,091,727
AXA SA, 0.537%, (FRN) (EUR) (France)(a)	5,000,000	3,934,643
AXA SA, 6.463%, 144A (France)(a),(b)	10,902,000	11,324,453
ING Capital Funding Trust III, 3.927%, (FRN) (Netherlands)	4,329,000	4,312,766
		26,663,589
PROPERTY CASUALTY 1.6%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b)	9,503,000	11,070,995

PROPERTY CASUALTY—FOREIGN 5.2%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(b)	9,000,000	10,350,450

	Number of Shares	Value
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(b)	12,000,000	$13,425,000
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)(a)	7,155,000	7,476,975
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (GBP) (United Kingdom)(a)	4,000,000	6,328,956
		37,581,381
REINSURANCE—FOREIGN 3.5%
Aquarius + Investments PLC, 8.25% (Switzerland)(a)	17,000,000	18,318,996
Catlin Insurance Co., Ltd., 7.249%, 144A (Bermuda)(b)	7,500,000	6,515,625
		24,834,621
TOTAL INSURANCE		214,443,064

INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a),(b)	4,622	5,664,839
Frontier Communications Corp., 8.875%, due 9/15/20, 144A(b)	1,000,000	982,500
		6,647,339
PIPELINES 0.6%
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	4,000,000	4,230,000

UTILITIES 4.4%
ELECTRIC UTILITIES 0.7%
FPL Group Capital, 7.30%, due 9/1/67, Series D	5,000,000	4,962,500

ELECTRIC UTILITIES—FOREIGN 1.9%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(b)	10,232,000	11,776,725
RWE AG, 6.625%, due 7/30/75 (Germany)	2,192,000	1,961,454
		13,738,179
MULTI-UTILITIES 1.8%
Dominion Resources, 5.75%, due 10/1/54	7,409,000	7,622,009

		Number of Shares	Value
Dominion Resources, 2.627%, due 9/30/66, (FRN)		6,208,000	$4,873,596
			12,495,605
TOTAL UTILITIES			31,196,284
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$715,561,448)			740,300,075

		Principal Amount
CORPORATE BONDS 3.0%
INSURANCE-PROPERTY CASUALTY 0.4%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b)		$2,100,000	2,667,767

INTEGRATED TELECOMMUNICATIONS SERVICES 1.9%
Frontier Communications Corp., 9.00%, due 8/15/31		12,500,000	10,375,000
Frontier Communications Corp., 10.50%, due 9/15/22, 144A(b)		3,700,000	3,616,750
			13,991,750
REAL ESTATE—DIVERSIFIED 0.7%
NorthStar Realty Europe Corp., 4.625%, due 12/15/16, 144A(b)		5,000,000	4,981,905
TOTAL CORPORATE BONDS (Identified cost—$23,694,582)			21,641,422

		Number of Shares
SHORT-TERM INVESTMENTS 1.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(e)		12,300,000	12,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$12,300,000)			12,300,000

TOTAL INVESTMENTS (Identified cost—$977,872,537)	140.2%		1,006,052,582

LIABILITIES IN EXCESS OF OTHER ASSETS	(40.2)		(288,620,340)

NET ASSETS (Equivalent to $24.88 per share based on 28,830,580 shares of common stock outstanding)	100.0%		$717,432,242

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $432,061,040  in aggregate has been pledged as collateral.

(b)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 31.4% of the net assets of the Fund, of which 0.0% are illiquid.

(c)     A portion of the security is segregated as collateral for interest rate swap transactions. $765,000 in aggregate has been segregated as collateral. In addition, $1,773,000 in cash has been pledged as collateral.

(d)    A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $4,046,875 in aggregate has been segregated as collateral.

(e)     Rate quoted represents the annualized seven-day yield of the Fund.

Interest rate swaps outstanding at September 30, 2015 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate (resets monthly) Receivable(a)	Termination Date	Unrealized Depreciation
Bank of America, N.A.	$94,500,000	0.914%	0.197%	December 1, 2017	$(525,825)
Bank of America, N.A.	94,500,000	1.164%	0.197%	December 1, 2018	(871,350)
BNP Paribas	94,500,000	1.395%	0.197%	December 1, 2019	(1,261,418)
					$(2,658,593)

(a)    Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	5,089,324	USD	5,671,797	10/2/15	$(15,011)
Brown Brothers Harriman	EUR	16,754,312	USD	18,783,092	10/2/15	61,830
Brown Brothers Harriman	EUR	9,278,971	USD	10,481,618	10/2/15	113,300
Brown Brothers Harriman	GBP	20,330,992	USD	31,267,033	10/2/15	511,336
Brown Brothers Harriman	USD	30,802,469	GBP	20,330,992	10/2/15	(46,772)
Brown Brothers Harriman	USD	2,647,024	EUR	2,368,426	10/2/15	(546)
Brown Brothers Harriman	USD	32,103,181	EUR	28,754,181	10/2/15	26,729
Brown Brothers Harriman	EUR	25,614,655	USD	28,608,624	11/3/15	(26,970)
Brown Brothers Harriman	GBP	20,826,135	USD	31,544,743	11/3/15	44,774
						$668,670

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc., (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2015.

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Preferred Securities - $25 Par Value:
Banks	$86,196,034	$79,129,628	$7,066,406	$—
Other Industries	145,615,051	145,615,051	—	—
Preferred Securities - Capital Securities:
Banks	227,406,461	27,088,422	200,318,039	—
Other Industries	512,893,614	—	512,893,614	—
Corporate Bonds	21,641,422	—	21,641,422	—
Short-Term Investments	12,300,000	—	12,300,000	—
Total Investments(a)	$1.006,052,582	$251,833,101	$754,219,481	$—
Forward foreign currency exchange contracts	$757,969	$—	$757,969	$—
Total Appreciation in Other Financial Instruments(a)	$757,969	$—	$757,969	$—
Interest rate swaps	$(2,658,593)	$—	$(2,658,593)	$—
Forward foreign currency exchange contracts	(89,299)	—	(89,299)	—
Total Depreciation in Other Financial Instruments(a)	$(2,747,892)	$—	$(2,747,892)	$—

(a)   Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2015:

Interest rate swaps	$(2,658,593)
Forward foreign currency exchange contracts	668,670
$(1,989,923)

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The balance of outstanding interest rate swaps at September 30, 2015 is representative of the volume outstanding during the period ended September 30, 2015. The following summarizes the volume of the Fund’s interest rate swap and forward foreign currency exchange contracts activity during the nine months ended September 30, 2015:

	Interest rate swap contracts	Forward foreign currency exchange contracts
Average Notional Balance	$283,500,000	$46,976,385
Ending Notional Balance	283,500,000	60,153,367

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) required the Securities and Exchange Commission and Commodity Futures Trading Commission to mandate by regulation that certain derivatives, previously traded over-the-counter, including interest rate swaps, be executed in a regulated, transparent market and settled by means of a central clearing house. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Fund to be used for collateral in support of those derivatives than is currently the case, or could limit the Fund’s ability to pursue its investment strategies.

During the period ended September 30, 2015, the Fund did not enter into any centrally cleared swap contracts.

Note 3.   Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$977,872,537
Gross unrealized appreciation	$40,241,403
Gross unrealized depreciation	(12,061,358)
Net unrealized appreciation	$28,180,045

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 25, 2015